SCHEDULE OF ESTIMATED USEFUL LIVES OF MAJOR INTANGIBLE ASSETS (Details)	Sep. 30, 2024
Website [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	4 years
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	4 years